Goodwill - Additional Information - (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Goodwill [Line Items]
Proceeds from disposal of subsidiary	¥ 30,344			¥ 7,000
Goodwill derecognized	13,774
Gain on disposal of subsidiary	14,865	$ 2,171		2,443
Impairment loss on goodwill	68,723	$ 10,036	¥ 0	¥ 0
Wuhan Sannew
Goodwill [Line Items]
Impairment loss on goodwill	¥ 68,723
Guangzhou Zangxing Network Technology Co., Ltd. ("Zangxing")
Goodwill [Line Items]
Equity interest disposed off (as a percent)	60.46%	60.46%
Proceeds from disposal of subsidiary	¥ 30,344
Goodwill derecognized	13,774
Gain on disposal of subsidiary	¥ 14,865